UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5066

Legg Mason Partners Arizona Municipals Fund, Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: May 31

Date of reporting period: July 1, 2006–February 2, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Prior to April 7, 2006, the fund was named Smith Barney Arizona Municipals Fund Inc.

On February 2, 2007, Legg Mason Partners Arizona Municipals Fund, Inc. merged into Legg Mason Partners Managed Municipals Fund, Inc. This filing contains the fund’s proxy voting record from July 1, 2006 up to the date of the merger.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05066
Reporting Period: 07/01/2006 - 06/30/2007
Smith Barney Arizona Municipals Fund Inc.

============== LEGG MASON PARTNERS ARIZONA MUNICIPALS FUND, INC. ===============

========== END NPX REPORT
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Arizona Municipals Fund, Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Legg Mason Partners Arizona Municipals Fund, Inc.

Date: August 30, 2007